STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			84 Months Ended	96 Months Ended	105 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2013	Oct. 31, 2013
Operating expenses
Donated services	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,500	$ 4,500	$ 4,500
Exploration expenses	0	1,352	0	1,352	1,352	73,648			75,000	75,000
Loss on sale of resource property	0	50,000	0	50,000	50,000	0			50,000	50,000
Management compensation	8,000	0	26,000	0	10,000	0			10,000	36,000
Professional fees	2,915	17,237	16,204	32,217	59,700	71,160			325,364	341,568
General and administrative	8,224	20,810	15,930	26,865	29,983	15,830			54,470	70,400
Total operating expenses	19,139	89,399	58,134	110,434						577,468
Net loss before other expenses	(19,139)	(89,399)	(58,134)	(110,434)						(577,468)
Other expenses
Loss on settlement of debt	0	0	(56,866)	0						(56,866)
Total other expenses	0	0	(56,866)	0						(56,866)
Net loss	(19,139)	(89,399)	(115,000)	(110,434)	(151,035)	(160,638)	(31,001)	(368,299)	(519,334)	(634,334)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	102,506,667	47,220,000	102,391,160	47,204,727	52,619,508	48,638,631
INTERVIA INC. [Member]
Operating expenses
Donated services						0	0	4,500
Exploration expenses						73,648	0	73,648
Professional fees						71,160	28,215	265,664
General and administrative						15,830	2,786	24,487
Other expenses
Net loss						$ (160,638)	$ (31,001)	$ (368,299)
Basic and diluted loss per share						$ (0.01)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted						16,212,877	3,500,000